Summary of Significant Accounting Policies - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning	$ 332,222	$ 676,079
Change in fair value of derivative warrants liabilities	(141,907)	(343,857)
Balance at end	$ 190,315	$ 332,222